Note 15 - Financial Assets at Fair Value Through Other Comprehensive Income - Equity Instruments FVOCI (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Equity Instruments FVOCI LineItems
Total Equity Instruments FVOCI	$ 13,926,000	$ 18,244,000	$ 18,156,000
Banco Latinoamericano de Exportaciones SA Member
Equity Instruments FVOCI LineItems
Total Equity Instruments FVOCI	13,226,000	15,078,000	17,386,000
Other Investments in Equity Instruments Member
Equity Instruments FVOCI LineItems
Total Equity Instruments FVOCI	700,000	3,166,000	770,000
Total Equity Instruments Member
Equity Instruments FVOCI LineItems
Total Equity Instruments FVOCI	$ 13,926,000	$ 18,244,000	$ 18,156,000